                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21121

                            Large-Cap Core Portfolio
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP CORE PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.3%

SECURITY                                             SHARES             VALUE
------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.0%

General Dynamics Corp.                                         2,450    $    243,285
Northrop Grumman Corp.                                         4,600         247,020
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                                                                        $    490,305
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AIR FREIGHT & LOGISTICS -- 1.1%

FedEx Corp.                                                    3,170    $    258,957
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                                                                        $    258,957
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BEVERAGES -- 2.1%

Anheuser-Busch Cos., Inc.                                      4,300    $    232,200
PepsiCo, Inc.                                                  5,050         272,094
------------------------------------------------------------------------------------
                                                                        $    504,294
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BIOTECHNOLOGY -- 2.0%

Amgen, Inc.(1)                                                 4,500    $    245,565
Genzyme Corp.(1)                                               5,100         241,383
------------------------------------------------------------------------------------
                                                                        $    486,948
------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.5%

Franklin Resources, Inc.                                       4,200    $    210,336
Goldman Sachs Group, Inc.                                      3,600         338,976
Merrill Lynch & Co., Inc.                                      6,000         323,880
Morgan Stanley                                                 4,200         221,634
------------------------------------------------------------------------------------
                                                                        $  1,094,826
------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 5.7%

Bank of America Corp.                                          5,931    $    501,881
Banknorth Group, Inc.                                          6,900         224,112
TCF Financial Corp.                                            4,100         238,005
Wells Fargo & Co.                                              7,350         420,640
------------------------------------------------------------------------------------
                                                                        $  1,384,638
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 4.5%

Avaya, Inc.(1)                                                21,500    $    339,485
Cisco Systems, Inc.(1)                                        15,600         369,720
Corning, Inc.(1)                                              28,700         374,822
------------------------------------------------------------------------------------
                                                                        $  1,084,027
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.9%

International Business Machines Corp.                          2,600    $    229,190
------------------------------------------------------------------------------------
                                                                        $    229,190
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DIVERSIFIED FINANCIAL SERVICES -- 4.9%

Anglo Irish Bank Corp. PLC(2)                                 12,000    $    187,607
Citigroup, Inc.                                                7,800         362,700
J.P. Morgan Chase & Co.                                        6,200         240,374
Moody's Corp.                                                  6,000         387,960
------------------------------------------------------------------------------------
                                                                        $  1,178,641
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.1%

Emerson Electric Co.                                           8,000    $    508,400
------------------------------------------------------------------------------------
                                                                        $    508,400
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ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%

Flextronics International Ltd.(1)(2)                          20,200    $    322,190
------------------------------------------------------------------------------------
                                                                        $    322,190
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.0%

BJ Services Co.(1)                                             4,800    $    220,032
GlobalSantaFe Corp.                                            9,500         251,750
------------------------------------------------------------------------------------
                                                                        $    471,782
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 3.0%

Walgreen Co.                                                  13,400    $    485,214
Wal-Mart Stores, Inc.                                          4,550         240,058
------------------------------------------------------------------------------------
                                                                        $    725,272
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FOOD PRODUCTS -- 2.1%

Hershey Foods Corp.                                            5,200    $    240,604
Nestle SA(2)                                                   1,000         266,688
------------------------------------------------------------------------------------
                                                                        $    507,292
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HEALTH CARE - EQUIPMENT AND SUPPLIES -- 3.8%

Baxter International, Inc.                                    10,200    $    352,002
Boston Scientific Corp.(1)                                     5,600         239,680
Medtronic, Inc.                                                6,500         316,680
------------------------------------------------------------------------------------
                                                                        $    908,362
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES             VALUE
------------------------------------------------------------------------------------
HEALTH CARE - PROVIDERS & SERVICES -- 2.6%

Caremark Rx, Inc.(1)                                          11,700    $    385,398
McKesson Corp.                                                 7,100         243,743
------------------------------------------------------------------------------------
                                                                        $    629,141
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.0%

Procter & Gamble Co.                                           4,500    $    244,980
------------------------------------------------------------------------------------
                                                                        $    244,980
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 3.1%

General Electric Co.                                          11,200    $    362,880
Tyco International Ltd.(2)                                    11,700         387,738
------------------------------------------------------------------------------------
                                                                        $    750,618
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INSURANCE -- 3.7%

Aflac Corp.                                                    5,200    $    212,212
American International Group, Inc.                             3,300         235,224
Berkshire Hathaway, Inc., Class B(1)                              85         251,175
MetLife, Inc.                                                  5,170         185,345
------------------------------------------------------------------------------------
                                                                        $    883,956
------------------------------------------------------------------------------------

IT SERVICES -- 4.0%

Accenture Ltd., Class A(1)(2)                                  8,450    $    232,206
First Data Corp.                                               8,700         387,324
Fiserv, Inc.(1)                                                8,900         346,121
------------------------------------------------------------------------------------
                                                                        $    965,651
------------------------------------------------------------------------------------

MACHINERY -- 3.6%

Danaher Corp.                                                  6,000    $    311,100
Deere & Co.                                                    3,700         259,518
Illinois Tool Works, Inc.                                      3,150         302,054
------------------------------------------------------------------------------------
                                                                        $    872,672
------------------------------------------------------------------------------------

MEDIA -- 6.7%

Clear Channel Communications, Inc.                             4,450    $    164,428
Comcast Corp., Class A(1)                                      6,000         165,660
McGraw-Hill Cos., Inc., (The)                                  5,000         382,850
Omnicom Group                                                  4,100         311,149
Time Warner, Inc.(1)                                          23,800         418,404
Univision Communications, Inc.(1)                              5,700         182,001
------------------------------------------------------------------------------------
                                                                        $  1,624,492
------------------------------------------------------------------------------------

METALS & MINING -- 2.9%

Alcoa, Inc.                                                   10,500    $    346,815
Inco, Ltd.(1)(2)                                              10,500         362,880
------------------------------------------------------------------------------------
                                                                        $    709,695
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MULTILINE RETAIL -- 1.0%

Target Corp.                                                   5,400    $    229,338
------------------------------------------------------------------------------------
                                                                        $    229,338
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OIL & GAS -- 6.0%

Apache Corp.                                                   5,800    $    252,590
BP PLC ADR                                                     5,120         274,278
Burlington Resources, Inc.                                     7,100         256,878
ConocoPhillips                                                 2,450         186,911
Exxon Mobil Corp.                                              5,210         231,376
Valero Energy Corp.                                            3,300         243,408
------------------------------------------------------------------------------------
                                                                        $  1,445,441
------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 3.6%

Estee Lauder Cos., Inc. (The), Class A                         8,100    $    395,118
Gillette Co. (The)                                            11,380         482,512
------------------------------------------------------------------------------------
                                                                        $    877,630
------------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.4%

Abbott Laboratories                                            5,400    $    220,104
Merck & Co., Inc.                                              4,800         228,000
Pfizer, Inc.                                                  12,370         424,044
Teva Pharmaceuticals Industries Ltd. ADR                       4,000         269,160
Wyeth Corp.                                                    4,500         162,720
------------------------------------------------------------------------------------
                                                                        $  1,304,028
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 4.9%

Applied Materials, Inc.(1)                                    13,200    $    258,984
Intel Corp.                                                   17,000         469,200
Microchip Technology, Inc.                                     8,000         252,320
Taiwan Semiconductor SP ADR                                   23,160         192,456
------------------------------------------------------------------------------------
                                                                        $  1,172,960
------------------------------------------------------------------------------------

SOFTWARE -- 3.6%

Microsoft Corp.                                               17,120    $    488,947
SAP AG ADR                                                     9,200         384,652
------------------------------------------------------------------------------------
                                                                        $    873,599
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES             VALUE
------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.6%

Home Depot, Inc. (The)                                        11,000    $    387,200
------------------------------------------------------------------------------------
                                                                        $    387,200
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TEXTILES, APPAREL & LUXURY GOODS -- 0.9%

Nike, Inc., Class B                                            3,000    $    227,250
------------------------------------------------------------------------------------
                                                                        $    227,250
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WIRELESS TELECOMMUNICATIONS SERVICES -- 1.7%

Nextel Communications, Inc., Class A(1)                       15,300    $    407,898
------------------------------------------------------------------------------------
                                                                        $    407,898
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $21,125,226)                                        $ 23,761,673
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)    VALUE
------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                        $           418    $    418,000
------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $418,000)                                        $    418,000
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $21,543,226)                                        $ 24,179,673
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                $     (1,643)
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                    $ 24,178,030
------------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1)  Non-income producing security.

(2)  Foreign security.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $21,543,226)                          $    24,179,673
Cash                                                                                   28,087
Receivable for investments sold                                                        74,871
Dividends and interest receivable                                                      12,861
Tax reclaim receivable                                                                  2,186
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $    24,297,678
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                             $        98,213
Payable to affiliate for Trustees' fees                                                   955
Accrued expenses                                                                       20,480
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       119,648
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $    24,178,030
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $    21,541,493
Net unrealized appreciation (computed on the basis of identified cost)              2,636,537
---------------------------------------------------------------------------------------------
TOTAL                                                                         $    24,178,030
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $3,312)                                      $       126,274
Interest                                                                                3,720
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $       129,994
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                        $        69,987
Trustees' fees and expenses                                                               997
Custodian fee                                                                          11,645
Legal and accounting services                                                          10,184
Miscellaneous                                                                           1,456
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $        94,269
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                 $             2
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                      $             2
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                  $        94,267
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $        35,727
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $       786,352
   Foreign currency transactions                                                         (773)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $       785,579
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $       165,581
   Foreign currency                                                                        39
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $       165,620
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       951,199
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       986,926
---------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)          DECEMBER 31, 2003
-------------------------------------------------------------------------------------------
From operations --
   Net investment income                             $          35,727    $          19,911
   Net realized gain (loss) from
      investment transactions and foreign
      currency transactions                                    785,579              (55,749)
   Net change in unrealized appreciation
      (depreciation) of investments
      and foreign currency                                     165,620            2,502,237
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $         986,926    $       2,466,399
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $       9,946,615    $      13,110,687
   Withdrawals                                              (4,334,716)          (3,696,639)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $       5,611,899    $       9,414,048
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $       6,598,825    $      11,880,447
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                               $      17,579,205    $       5,698,758
-------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $      24,178,030    $      17,579,205
-------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                          SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004          ------------------------
                                                          (UNAUDITED)            2003          2002(1)
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                           0.88%(2)         1.15%         4.48%(2)
   Expenses after custodian fee reduction                             0.88%(2)         1.15%         4.47%(2)
   Net investment income (loss)                                       0.33%(2)         0.19%        (3.03)%(2)
Portfolio Turnover                                                      26%              64%           11%
---------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                       5.20%           23.83%        (0.73)%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $         24,178       $   17,579    $    5,699
---------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2)  Annualized.
(3)  Total return is not computed on an annualized basis.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks total return by investing in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's Composite 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2004, the Eaton Vance Large-Cap Core Fund held an approximate 99.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, credit balances of $2 were used to reduce the Portfolio's custodian fee.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   L INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES'

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2004, the advisory fee amounted to $69,987. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $11,002,326 and $5,459,832, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $  21,543,226
   -------------------------------------------------------
   Gross unrealized appreciation             $   2,861,482
   Gross unrealized depreciation                  (225,035)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION               $   2,636,447
   -------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2004.

INVESTMENT MANAGEMENT

LARGE-CAP CORE PORTFOLIO

OFFICERS

Duncan W. Richardson
President

Lewis R. Piantedosi
Vice President & Portfolio
Manager

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP CORE PORTFOLIO

By:     /S/ Duncan Richardson
        ---------------------
        Duncan Richardson
        President


Date:   August 13, 2004
        ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /S/ Michelle A. Alexander
        -------------------------
        Michelle A. Alexander
        Treasurer


Date:   August 13, 2004
        ---------------

By:     /S/ Duncan Richardson
        ---------------------
        Duncan Richardson
        President


Date:   August 13, 2004
        ---------------